Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Fair Value assumptions and Option Grants
Fair value of options granted	$ 1.77	$ 2.53
Risk-free interest rate	1.39%	1.49%
Expected term (years)	7 years	6 years 6 months
Expected stock price volatility	16.40%	24.67%
Dividend yield	2.27%	2.42%